Property and equipment - Summary of Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 1,641,178	R$ 1,569,520
Additions	71,565	178,793
Disposals (a)	(50,909)	(111,885)
Transfers	0
Effects of hyperinflation	17	(222)
Effects of changes in foreign exchange rates	(80)	3,478
Business combination		1,494
Ending balance	(1,661,897)	(1,641,178)
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,681,961	2,217,699
Additions	656,876	692,206
Disposals (a)	(284,571)	(232,505)
Transfers	0
Effects of hyperinflation	17	(222)
Effects of changes in foreign exchange rates	1,230	3,289
Business combination		1,494
Ending balance	(3,053,019)	(2,681,961)
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,040,783)	(648,179)
Additions	(585,311)	(513,413)
Disposals (a)	233,662	120,620
Transfers	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	(1,310)	189
Business combination		0
Ending balance	R$ 1,391,122	1,040,783
Pin pads and POS [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Pin pads and POS [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	360 days
Pin pads and POS [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	180 days
Pin pads and POS [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 1,948,382	1,498,271
Additions	563,884	569,895
Disposals (a)	(152,952)	(119,784)
Transfers	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination		0
Ending balance	(2,359,314)	(1,948,382)
Pin pads and POS [member] | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(740,468)	(438,346)
Additions	(455,632)	(379,442)
Disposals (a)	130,694	77,320
Transfers	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination		0
Ending balance	R$ 1,065,406	740,468
IT equipment [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
IT equipment [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
IT equipment [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 262,405	246,543
Additions	51,743	19,807
Disposals (a)	(27,612)	(5,322)
Transfers	8,754
Effects of hyperinflation	(165)	0
Effects of changes in foreign exchange rates	125	25
Business combination		1,352
Ending balance	(295,330)	(262,405)
IT equipment [member] | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(145,406)	(95,553)
Additions	(53,143)	(55,803)
Disposals (a)	26,027	5,968
Transfers	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	(5)	(18)
Business combination		0
Ending balance	R$ 172,517	145,406
Facilities [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	14 years
Facilities [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Facilities [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 91,820	90,186
Additions	2,488	5,005
Disposals (a)	(20,846)	(2,949)
Transfers	4,669
Effects of hyperinflation	68	(285)
Effects of changes in foreign exchange rates	469	(137)
Business combination		0
Ending balance	(77,594)	(91,820)
Facilities [member] | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(37,739)	(25,066)
Additions	(13,671)	(13,497)
Disposals (a)	20,618	726
Transfers	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	(285)	98
Business combination		0
Ending balance	R$ 30,507	37,739
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	34 years
Furniture And Fixtures [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Furniture And Fixtures [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Furniture And Fixtures [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 24,150	24,754
Additions	1,025	1,123
Disposals (a)	(3,413)	(1,849)
Transfers	960
Effects of hyperinflation	16	1
Effects of changes in foreign exchange rates	22	3
Business combination		118
Ending balance	(22,684)	(24,150)
Furniture And Fixtures [member] | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,054)	(5,516)
Additions	(2,316)	(2,424)
Disposals (a)	2,560	890
Transfers	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	(12)	(4)
Business combination		0
Ending balance	R$ 6,798	7,054
Machinery and equipment [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	14 years
Machinery and equipment [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Machinery and equipment [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 23,521	25,776
Additions	4,241	5,445
Disposals (a)	(2,702)	(11,520)
Transfers	0
Effects of hyperinflation	93	186
Effects of changes in foreign exchange rates	1,017	3,610
Business combination		24
Ending balance	(23,950)	(23,521)
Machinery and equipment [member] | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18,571)	(17,861)
Additions	(4,463)	(4,613)
Disposals (a)	2,495	3,792
Transfers	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	(500)	111
Business combination		0
Ending balance	R$ 20,039	18,571
Vehicles and Airplanes [Member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Vehicles and Airplanes [Member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Vehicles [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 27,296	43,586
Additions	49	97
Disposals (a)	(14)	(16,433)
Transfers	0
Effects of hyperinflation	5	87
Effects of changes in foreign exchange rates	151	(41)
Business combination		0
Ending balance	(27,175)	(27,296)
Vehicles [member] | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,437)	(2,498)
Additions	(3,123)	(3,534)
Disposals (a)	51	3,593
Transfers	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	(41)	2
Business combination		0
Ending balance	5,468	2,437
Construction in progress [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	50,320	14,078
Additions	192	43,652
Disposals (a)	(5,167)	(7,410)
Transfers	(14,383)
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination		0
Ending balance	(30,962)	(50,320)
Right of Use Assets - Equipment [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,823	4,629
Additions	64	194
Disposals (a)	(7)	0
Transfers	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination		0
Ending balance	(4,880)	(4,823)
Right of Use Assets - Equipment [Member] | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,031)	(505)
Additions	(129)	(526)
Disposals (a)	10	0
Transfers	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination		0
Ending balance	1,150	1,031
Right of use assets vehicles [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43,794	31,547
Additions	3,785	18,171
Disposals (a)	(15,603)	(5,924)
Transfers	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination		0
Ending balance	(31,976)	(43,794)
Right of use assets vehicles [Member] | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(21,663)	(14,187)
Additions	(15,988)	(13,125)
Disposals (a)	14,349	5,649
Transfers	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination		0
Ending balance	23,302	21,663
Right of use assets offices [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	205,450	238,329
Additions	29,405	28,817
Disposals (a)	(56,255)	(61,314)
Transfers	0
Effects of hyperinflation	0	(211)
Effects of changes in foreign exchange rates	(554)	(171)
Business combination		0
Ending balance	(179,154)	(205,450)
Right of use assets offices [Member] | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(66,414)	(48,647)
Additions	(36,846)	(40,449)
Disposals (a)	36,858	22,682
Transfers	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	(467)	0
Business combination		0
Ending balance	R$ 65,935	R$ 66,414